UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page

          Report for the Calendar Year or Quarter Ended March 31, 2008

Check here if Amendment:           | |; Amendment Number:

This Amendment (Check only one):   | | is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Cobalt Capital Management, Inc.

Address:  237 Park Avenue, Suite 900
          New York, New York 10017

13F File Number: 028-04967

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Wayne Cooperman
Title:    President
Phone:    (212) 808-3756

Signature, Place and Date of Signing:


  /s/ Wayne Cooperman           New York, New York              May 15, 2008
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                    [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: NONE

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       3

Form 13F Information Table Entry Total:  88

Form 13F Information Table Value Total:  $1,786,178
                                        (in thousands)

List of Other Included Managers:

No.       Form 13F File Number     Name
---       --------------------     ----

1.        028-10571                Cobalt Offshore Fund Limited

2.        028-10572                Cobalt Partners, L.P.

3.        028-12326                Cobalt Partners II, L.P.

                                                    FORM 13F INFORMATION TABLE
COLUMN 1                        COLUMN  2      COLUMN 3   COLUMN 4     COLUMN 5         COLUMN 6       COLUMN 7       COLUMN 8

                                TITLE                     VALUE    SHRS OR   SH/ PUT/  INVESTMENT      OTHER       VOTING AUTHORITY
NAME OF ISSUER                  OF CLASS       CUSIP      (X$1000) PRN AMT   PRN CALL  DISCRETION      MANAGERS  SOLE SHARED    NONE
--------------                  --------       -----      -------- -------   --- ----  ----------      --------  ---- ------    ----
ABITIBIBOWATER INC              COM            003687100    2,470    191,300 SH        SHARED-DEFINED  1, 2, 3          191,300
ALCOA INC                       COM            013817101   33,034    916,084 SH        SHARED-DEFINED  1, 2, 3          916,084
AMERICAN AXLE & MFG HLDGS IN    COM            024061103    1,025     50,000 SH        SHARED-DEFINED  1, 2, 3           50,000
AMERICAN TOWER CORP             CLA            029912201  115,519  2,946,149 SH        SHARED-DEFINED  1, 2, 3        2,946,149
ANADARKO PETE CORP              COM            032511107    1,261     20,000 SH        SHARED-DEFINED  1, 2, 3           20,000
APACHE CORP                     COM            037411105   54,369    450,000 SH        SHARED-DEFINED  1, 2, 3          450,000
ARVINMERITOR INC                COM            043353101    1,626    130,000 SH        SHARED-DEFINED  1, 2, 3          130,000
ASSURED GUARANTY LTD            COM            G0585R106   12,433    523,700 SH        SHARED-DEFINED  1, 2, 3          523,700
ATLAS AMER INC                  COM            049167109  147,915  2,447,309 SH        SHARED-DEFINED  1, 2, 3        2,447,309
ATLAS ENERGY RESOURCES LLC      COM            049303100  146,357  4,721,185 SH        SHARED-DEFINED  1, 2, 3        4,721,185
ATLAS PIPELINE HOLDINGS LP      COM UNITS LP   04939R108    5,320    194,445 SH        SHARED-DEFINED  1, 2, 3          194,445
ATLAS PIPELINE PARTNERS LP      UNIT L P INT   049392103   27,639    689,936 SH        SHARED-DEFINED  1, 2, 3          689,936
BIG LOTS INC                    COM            089302103    7,161    321,100 SH        SHARED-DEFINED  1, 2, 3          321,100
CABOT OIL & GAS CORP            COM            127097103   91,680  1,803,300 SH        SHARED-DEFINED  1, 2, 3        1,803,300
CARDINAL HEALTH INC             COM            14149Y108   15,899    302,780 SH        SHARED-DEFINED  1, 2, 3          302,780
CENTEX CORP                     COM            152312104    1,211     50,000 SH        SHARED-DEFINED  1, 2, 3           50,000
CENTURY ALUM CO                 COM            156431108  102,065  1,540,834 SH        SHARED-DEFINED  1, 2, 3        1,540,834
CF INDS HLDGS INC               COM            125269100   31,221    301,300 SH        SHARED-DEFINED  1, 2, 3          301,300
CHENIERE ENERGY INC             COM NEW        16411R208    1,188     60,000 SH        SHARED-DEFINED  1, 2, 3           60,000
CHESAPEAKE ENERGY CORP          COM            165167107   33,228    720,000 SH        SHARED-DEFINED  1, 2, 3          720,000
CIGNA CORP                      COM            125509109      406     10,000 SH        SHARED-DEFINED  1, 2, 3           10,000
CLEVELAND CLIFFS INC            COM            185896107    2,396     20,000 SH        SHARED-DEFINED  1, 2, 3           20,000
COMMERCIAL METALS CO            COM            201723103    2,997    100,000 SH        SHARED-DEFINED  1, 2, 3          100,000
COMMSCOPE INC                   COM            203372107      697     20,000 SH        SHARED-DEFINED  1, 2, 3           20,000
COMPANHIA VALE DO RIO DOCE      SPON ADR PFD   204412100   99,056  3,398,149 SH        SHARED-DEFINED  1, 2, 3        3,398,149
CONSOL ENERGY INC               COM            20854P109   22,155    320,200 SH        SHARED-DEFINED  1, 2, 3          320,200
CROWN HOLDINGS INC              COM            228368106   55,963  2,224,283 SH        SHARED-DEFINED  1, 2, 3        2,224,283
CSX CORP                        COM            126408103    2,804     50,000 SH        SHARED-DEFINED  1, 2, 3           50,000
DANA HOLDING CORP               COM            235825205      600     60,000 SH        SHARED-DEFINED  1, 2, 3           60,000
DOMTAR CORP                     COM            257559104   18,745  2,744,500 SH        SHARED-DEFINED  1, 2, 3        2,744,500
DEVON ENERGY CORP NEW           COM            25179M103   14,606    140,000 SH        SHARED-DEFINED  1, 2, 3          140,000
EATON CORP                      COM            278058102    1,593     20,000 SH        SHARED-DEFINED  1, 2, 3           20,000
ENERGY CONVERSION DEVICES IN    COM            292659109      739     24,713 SH        SHARED-DEFINED  1, 2, 3           24,713
ENERGY TRANSFER PRTNRS  L P     UNIT LTD PARTN 29273R109    1,827     40,000 SH        SHARED-DEFINED  1, 2, 3           40,000
EXCEL MARITIME CARRIERS LTD     COM            V3267N107    1,468     50,000 SH        SHARED-DEFINED  1, 2, 3           50,000
GATX CORP                       COM            361448103    8,302    212,500 SH        SHARED-DEFINED  1, 2, 3          212,500
GENERAL CABLE CORP DEL NEW      COM            369300108    4,726     80,000 SH        SHARED-DEFINED  1, 2, 3           80,000
GRAFTECH INTL LTD               COM            384313102   49,166  3,033,046 SH        SHARED-DEFINED  1, 2, 3        3,033,046
GRANT PRIDECO INC               COM            38821G101   18,898    383,946 SH        SHARED-DEFINED  1, 2, 3          383,946
HALLIBURTON CO                  COM            406216101   25,565    650,000 SH        SHARED-DEFINED  1, 2, 3          650,000
HARMAN INTL INDS INC            COM            413086109    2,612     60,000 SH        SHARED-DEFINED  1, 2, 3           60,000
IHOP CORP                       COM            449623107   11,285    235,600 SH        SHARED-DEFINED  1, 2, 3          235,600
JACKSON HEWITT TAX SVCS INC     COM            468202106      115     10,000 SH        SHARED-DEFINED  1, 2, 3           10,000
JOY GLOBAL INC                  COM            481165108   24,205    371,468 SH        SHARED-DEFINED  1, 2, 3          371,468
JP MORGAN CHASE & CO            COM            46625H100    6,443    150,000 SH        SHARED-DEFINED  1, 2, 3          150,000
LEHMAN BROS HLDGS INC           COM            524908100    1,882     50,000 SH        SHARED-DEFINED  1, 2, 3           50,000
LENNAR CORP                     CL A           526057104    3,762    200,000 SH        SHARED-DEFINED  1, 2, 3          200,000
LINN ENERGY LLC                 UNIT LTD LIAB  536020100      950     50,000 SH        SHARED-DEFINED  1, 2, 3           50,000
MASSEY ENERGY CORP              COM            576206106   20,075    550,000 SH        SHARED-DEFINED  1, 2, 3          550,000
MEDCO HEALTH SOLUTIONS INC      COM            58405U102    2,190     50,000 SH        SHARED-DEFINED  1, 2, 3           50,000
MGIC INVT CORP WIS              COM            552848103    2,389    226,906 SH        SHARED-DEFINED  1, 2, 3          226,906
MONSTER WORLDWIDE INC           COM            611742107      266     11,000 SH        SHARED-DEFINED  1, 2, 3           11,000
MYLAN INC                       COM            628530107      580     50,000 SH        SHARED-DEFINED  1, 2, 3           50,000
NATIONAL OILWELL VARCO INC      COM            637071101   32,068    549,306 SH        SHARED-DEFINED  1, 2, 3          549,306
NETFLIX INC                     COM            64110L106   16,314    470,829 SH        SHARED-DEFINED  1, 2, 3          470,829
NOBLE ENERGY INC                COM            655044105   14,901    300,000 SH        SHARED-DEFINED  1, 2, 3          300,000
NOVATEL WIRELESS INC            COM NEW        66987M604      968    100,000 SH        SHARED-DEFINED  1, 2, 3          100,000
NRG ENERGY INC                  COM NEW        629377508   48,866  1,253,300 SH        SHARED-DEFINED  1, 2, 3        1,253,300
OCCIDENTAL PETE CORP DEL        COM            674599105   98,062  1,340,200 SH        SHARED-DEFINED  1, 2, 3        1,340,200
OWENS ILL INC                   COM NEW        690768403   31,434    557,037 SH        SHARED-DEFINED  1, 2, 3          557,037
PACTIV CORP                     COM            695257105    3,614    137,900 SH        SHARED-DEFINED  1, 2, 3          137,900
PATRIOT COAL CORP               COM            70336T104    3,903     83,090 SH        SHARED-DEFINED  1, 2, 3           83,090
PETROLEO BRASILEIRO SA PETRO    SPONSORED ADR  71654V408    2,042     20,000 SH        SHARED-DEFINED  1, 2, 3           20,000
PILGRIMS PRIDE CORP             COM            721467108   10,520    520,000 SH        SHARED-DEFINED  1, 2, 3          520,000
QUEST DIAGNOSTICS INC           COM            74834L100   21,593    476,985 SH        SHARED-DEFINED  1, 2, 3          476,985
QUINTANA MARITIME LTD           SHS            Y7169G109   10,286    434,386 SH        SHARED-DEFINED  1, 2, 3          434,386
RESOURCE AMERICA INC            CL A           761195205    1,212    128,240 SH        SHARED-DEFINED  1, 2, 3          128,240
RESOURCE CAP CORP               COM            76120W302      185     24,500 SH        SHARED-DEFINED  1, 2, 3           24,500
TRANSOCEAN INC NEW              SHS            G90073100   17,921    132,554 SH        SHARED-DEFINED  1, 2, 3          132,554
SANDERSON FARMS INC             COM            800013104   21,501    565,668 SH        SHARED-DEFINED  1, 2, 3          565,668
SBA COMMUNICATIONS CORP         COM            78388J106    1,492     50,000 SH        SHARED-DEFINED  1, 2, 3           50,000
SEACOR HOLDINGS INC             COM            811904101    1,707     20,000 SH        SHARED-DEFINED  1, 2, 3           20,000
SPRINT NEXTEL CORP              COM SER 1      852061100    7,844  1,172,500 SH        SHARED-DEFINED  1, 2, 3        1,172,500
TALISMAN ENERGY INC             COM            87425E103    8,850    500,000 SH        SHARED-DEFINED  1, 2, 3          500,000
TEEKAY CORPORATION              COM            Y8564W103   24,416    574,900 SH        SHARED-DEFINED  1, 2, 3          574,900
TIDEWATER INC                   COM            886423102    3,858     70,000 SH        SHARED-DEFINED  1, 2, 3           70,000
TOLL BROTHERS INC               COM            889478103    1,613     68,706 SH        SHARED-DEFINED  1, 2, 3           68,706
UAL CORP                        COM NEW        902549807   11,199    520,140 SH        SHARED-DEFINED  1, 2, 3          520,140
ULTRAPETROL BAHAMAS LTD         COM            P94398107    1,093    106,746 SH        SHARED-DEFINED  1, 2, 3          106,746
UNION PAC CORP                  COM            907818108   21,979    175,296 SH        SHARED-DEFINED  1, 2, 3          175,296
UNITEDHEALTH GROUP INC          COM            91324P102    5,154    150,000 SH        SHARED-DEFINED  1, 2, 3          150,000
UNITED STATES STL CORP NEW      COM            912909108   36,577    288,300 SH        SHARED-DEFINED  1, 2, 3          288,300
UNITED TECHNOLOGIES CORP        COM            913017109   14,126    205,264 SH        SHARED-DEFINED  1, 2, 3          205,264
VALERO ENERGY CORP NEW          COM            91913Y100    2,456     50,000 SH        SHARED-DEFINED  1, 2, 3           50,000
VERASUN ENERGY CORP             COM            92336G106    1,442    196,200 SH        SHARED-DEFINED  1, 2, 3          196,200
WALTER INDS INC                 COM            93317Q105   46,334    739,800 SH        SHARED-DEFINED  1, 2, 3          739,800
WELLPOINT INC                   COM            94973V107   13,102    296,900 SH        SHARED-DEFINED  1, 2, 3          296,900
YAHOO INC                       COM            984332106    5,468    189,000 SH        SHARED-DEFINED  1, 2, 3          189,000

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